UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 7.4%
Entertainment - 2.7%
Walt Disney Co.	2,280	$254,266

Interactive Media & Services - 4.7%
Alphabet Inc., Class A Shares	400	450,356	*

TOTAL COMMUNICATION SERVICES		704,622

CONSUMER DISCRETIONARY - 7.7%
Hotels, Restaurants & Leisure - 2.1%
Starbucks Corp.	2,970	202,376

Specialty Retail - 2.5%
Home Depot Inc.	1,310	240,424

Textiles, Apparel & Luxury Goods - 3.1%
NIKE Inc., Class B Shares	3,630	297,225

TOTAL CONSUMER DISCRETIONARY		740,025

CONSUMER STAPLES - 8.1%
Beverages - 1.0%
Cott Corp.	6,620	100,491

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	1,280	274,726

Household Products - 1.6%
Colgate-Palmolive Co.	2,360	152,645

Personal Products - 2.6%
Unilever NV, ADR	4,670	249,892

TOTAL CONSUMER STAPLES		777,754

FINANCIALS - 15.5%
Banks - 6.8%
Bank of America Corp.	8,530	242,849
First Republic Bank	1,910	184,563
U.S. Bancorp	4,410	225,616

Total Banks		653,028

Capital Markets - 4.7%
BlackRock Inc.	540	224,143
Charles Schwab Corp.	4,770	223,093

Total Capital Markets		447,236

Insurance - 4.0%
Hartford Financial Services Group Inc.	3,200	150,144
Progressive Corp.	3,530	237,534

Total Insurance		387,678

TOTAL FINANCIALS		1,487,942

See Notes to Schedule of Investments.

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 15.6%
Biotechnology - 6.0%
Alexion Pharmaceuticals Inc.	1,130	$138,945	*
Biogen Inc.	630	210,281	*
BioMarin Pharmaceutical Inc.	2,280	223,828	*

Total Biotechnology		573,054

Health Care Equipment & Supplies - 5.4%
Becton Dickinson and Co.	1,050	261,933
Danaher Corp.	2,330	258,443

Total Health Care Equipment & Supplies		520,376

Health Care Providers & Services - 4.2%
UnitedHealth Group Inc.	1,510	408,002

TOTAL HEALTH CARE		1,501,432

INDUSTRIALS - 13.3%
Building Products - 2.9%
Trex Co. Inc.	4,030	281,133	*

Commercial Services & Supplies - 1.2%
Herman Miller Inc.	3,280	112,274

Electrical Equipment - 3.4%
Rockwell Automation Inc.	870	147,482
Vestas Wind Systems A/S, ADR	6,510	180,327

Total Electrical Equipment		327,809

Machinery - 5.8%
Evoqua Water Technologies Corp.	4,830	52,212	*
Ingersoll-Rand PLC	1,960	196,079
WABCO Holdings Inc.	1,290	147,357	*
Xylem Inc.	2,240	159,622

Total Machinery		555,270

TOTAL INDUSTRIALS		1,276,486

INFORMATION TECHNOLOGY - 19.3%
IT Services - 5.5%
Automatic Data Processing Inc.	2,190	306,250
Visa Inc., Class A Shares	1,645	222,091

Total IT Services		528,341

Semiconductors & Semiconductor Equipment - 2.4%
Lam Research Corp.	660	111,923
SolarEdge Technologies Inc.	2,720	119,109	*

Total Semiconductors & Semiconductor Equipment		231,032

See Notes to Schedule of Investments.

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Software - 7.7%
Autodesk Inc.		1,570	$231,104	*
Microsoft Corp.		4,910	512,751

Total Software			743,855

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.		2,110	351,188

TOTAL INFORMATION TECHNOLOGY			1,854,416

MATERIALS - 3.3%
Chemicals - 3.3%
Ecolab Inc.		2,000	316,340

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Equinix Inc.		460	181,240

Real Estate Management & Development - 1.7%
Jones Lang LaSalle Inc.		1,120	160,619

TOTAL REAL ESTATE			341,859

UTILITIES - 5.1%
Electric Utilities - 2.2%
NextEra Energy Inc.		1,160	207,617

Independent Power and Renewable Electricity Producers - 2.9%
Brookfield Renewable Partners LP		4,450	128,338
Ormat Technologies Inc.		2,670	154,086

Total Independent Power and Renewable Electricity Producers			282,424

TOTAL UTILITIES			490,041

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $7,317,797)			9,490,917

	RATE
SHORT-TERM INVESTMENTS - 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $40,158)	2.234%	40,158	40,158

TOTAL INVESTMENTS - 99.3% (Cost - $7,357,955)			9,531,075
Other Assets in Excess of Liabilities - 0.7%			70,531

TOTAL NET ASSETS - 100.0%			$9,601,606

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$9,490,917	—	—	$9,490,917
Short-Term Investments†	40,158	—	—	40,158

Total Investments	$9,531,075	—	—	$9,531,075

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2019